Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000193013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	$ 10,000		$ 11,236	$ 13,746	$ 18,224	$ 17,322	$ 27,136	$ 33,320	$ 20,005	$ 21,686	$ 25,104	$ 29,852
C000130460 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,125,241	1,377,724	1,829,526	1,740,353	2,732,252	3,360,192	2,020,324	2,194,136	2,545,497	3,031,800
C000031760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		11,236	13,746	18,239	17,337	27,183	33,408	20,070	21,779	25,233	30,026
C000075528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		11,128	13,464	17,684	16,644	25,840	31,443	18,694	20,072	23,006	27,088
C000075527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,423		10,564	12,882	17,047	16,164	25,297	31,011	18,594	20,128	23,261	27,620
C000062293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,426		9,734	11,171	11,513	10,834	11,517	14,051	9,928	11,946	14,748	18,532
C000062294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,250	11,667	11,932	11,150	11,760	14,243	9,987	11,928	14,615	18,228
C000031772 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,366	11,923	12,317	11,625	12,384	15,149	10,727	12,939	16,023	20,180
C000130462 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,036,829	1,193,456	1,233,252	1,163,878	1,240,461	1,516,925	1,074,475	1,295,910	1,604,337	2,020,800
C000171546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,159,078	1,366,877	1,578,638	1,504,952	1,265,122	2,014,284	1,790,851	1,903,986	2,262,884	2,411,000
C000031777 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		11,591	13,675	15,784	15,040	12,629	20,104	17,866	18,986	22,545	24,011
C000171545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		11,571	13,479	15,381	14,495	12,025	18,915	16,619	17,453	20,475	21,555
C000123289 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,425		10,919	12,838	14,774	14,028	11,746	18,631	16,508	17,487	20,700	21,971
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index (broad-based index)
Accumulated Value	10,000		11,496	13,647	16,046	16,515	18,992	25,046	20,631	24,852	33,597	39,447
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index
Accumulated Value	10,000		10,652	12,687	13,034	12,859	12,922	16,247	12,164	15,285	19,071	21,928
Russell 2500TM Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Growth Index
Accumulated Value	10,000		11,102	13,330	16,413	15,739	19,417	25,627	18,095	20,015	25,059	28,217
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Accumulated Value	$ 10,000		$ 11,881	$ 14,323	$ 15,659	$ 14,369	$ 12,231	$ 20,048	$ 16,502	$ 17,795	$ 22,401	$ 24,167